Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the statements of operations	5 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
As Previously Reported [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	$ (360,420)
Change in fair value of derivative warrant liabilities
Net gain from cash equivalents held in Trust Account	7,974
Total other (expense) income	7,974
Net loss	$ (352,446)
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted (in Shares) | shares	35,001,205
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share) | $ / shares
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted (in Shares) | shares	9,819,148
Basic and diluted net loss per share, non-redeemable ordinary shares (in Dollars per share) | $ / shares	$ (0.04)
Restatement Adjustment [Member]
Statement of Operations and Comprehensive Loss
Loss from operations
Change in fair value of derivative warrant liabilities	(5,458,920)
Financing cost – derivative warrant liabilities	(862,785)
Net gain from cash equivalents held in Trust Account
Total other (expense) income	(6,321,705)
Net loss	$ (6,321,705)
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted (in Shares) | shares	(2,169,862)
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share) | $ / shares
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted (in Shares) | shares	1,183,561
Basic and diluted net loss per share, non-redeemable ordinary shares (in Dollars per share) | $ / shares	$ (0.57)
As Restated [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	$ (360,420)
Change in fair value of derivative warrant liabilities	(5,458,920)
Financing cost – derivative warrant liabilities	(862,785)
Net gain from cash equivalents held in Trust Account	7,974
Total other (expense) income	(6,313,731)
Net loss	$ (6,674,151)
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted (in Shares) | shares	32,831,343
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share) | $ / shares
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted (in Shares) | shares	11,002,709
Basic and diluted net loss per share, non-redeemable ordinary shares (in Dollars per share) | $ / shares	$ (0.61)